Note 18 - Derivatives (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]
The Effect of Derivative Instruments for the six-month period ended June 30, 2017 and 2018
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)		Location of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)	Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2017	2018		2017	2018
Interest rate swaps	$(1,364)	$6,646	Loss on derivative instruments, net	$-	$-
Reclassification to Interest and finance costs	6,459	1,000		-	-
Total	$5,095	$7,646		$-	$-

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
Derivatives Not Designated as Hedging Instruments and ineffectiveness of Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2017	2018
Non hedging interest rate swaps	Loss on derivative instruments, net	$(897)	$41
Forward contracts	Loss on derivative instruments, net	501	(294)
Total		$(396)	$(253)